Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 352,350.26
Previously Paid Amount	0.00
Total Fee Amount	53.94
Total Offset Amount	0.00
Net Fee	$ 53.94